Segments of Operations (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net investment income	$ 1,230	$ 1,139	$ 1,038
Other income	105	100	82
Revenues before realized gains	1,356	1,262	1,146
Realized gains (losses) on securities	(16)	35	68
Total revenues	1,340	1,297	1,214
Annuity [Member]
Segment Reporting Information [Line Items]
Net investment income	1,211	1,120	1,017
Other income	100	94	77
Revenues before realized gains	1,311	1,214	1,094
Run-off Life [Member]
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 45	$ 48	$ 52